Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 14 – Leases

Leases from related parties

In April, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 136 square meters to open Jowell Best Choice Store at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The rental payment related to this lease were $8,473 for the year ended December 31, 2021.

In April, 2021, the Company entered into another one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 1146 square meters for live stream base at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The rental payment related to this lease were $54,312 for the year ended December 31, 2021.

In August, 2021, the Company signed a three-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 3956 square meters for a Jowell Best Choice Store in Changsu City, Jiangsu Province. The lease term is from September 1, 2021 to August 31, 2024. The rental payments related to this lease were $53,144 for the year ended December 31, 2021.

In August, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 350 square meters in Chengdu, Sichuan. The lease term is from September 1, 2021 to August 31, 2022. The rental payment related to this lease were $6,200 for the year ended December 31, 2021.

The Company also entered into following four lease agreements with its related parties controlled by the Chairman, CEO and a major shareholder of the Company, to lease warehouse and office spaces. The Company intend to continue these leases for the next three years.

On December 31, 2020, January 1, 2020 and January 1, 2019, the Company entered into a one-year lease agreement with a subsidiary of Longrich Group to rent an office space of 700 square meters at Yangpu District, Shanghai, respectively. The rental payments related to these leases were $115,681, $95,913 and $91,188 for the year ended December 31, 2021, 2020 and 2019, respectively. The lease was renewed on January 1, 2022 for another one year term.

On January 1, 2020 and January 1, 2019, the Company entered into the second one-year operating lease agreement with a subsidiary of Longrich Group to rent a warehouse space with 500 square meters at Jiangsu Diye Industrial District. On December 31, 2020, the Company renewed this lease agreement for fiscal year 2021 and the leased space is increased to 6,440 square meters. The rental payments related to these leases were $324,296, $20,299 and $14,280 for the year ended December 31, 2021, 2020 and 2019, respectively. The lease was renewed on January 1, 2022 for another one year term.

On December 31, 2020, January 1, 2020 and January 1, 2019, the Company entered into the third one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 1,097 square meters at Longrich Industrial District, respectively. The rental payments related to this lease were $90,242, $83,505 and $83,361 for the year ended December 31, 2021, 2020 and 2019, respectively. The lease was renewed on January 1, 2022 for another one year term.

On January 1, 2020, the Company entered into the fourth one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 404 square meters in Changshu City, Jiangsu Province. On December 31, 2020, the Company renewed this lease agreement for fiscal year 2021 and the leased space is increased to 5,976 square meters. The rental payments related to this lease were $492,939 and $32,261 for the year ended December 31, 2021 and 2020, respectively. The lease was renewed on January 1, 2022 for another one year term.

Leases from third parties

In March 2021, the Company signed a ten-year operating lease agreement with an individual to lease an office space with 738.70 square meters in Hangzhou City, Zhejiang Province. The lease term is from May 20, 2021 to May 19, 2031. The rental payments related to this lease were $127,945 for the year ended December 31, 2021.

On June 15, 2021, the Company signed a three-year operating lease agreement with a third party to lease an office space with 395 square meters in Urumchi City, Xinjiang Province. The lease term is from June 15, 2021 to June 14, 2024. The rental payments related to this lease were $24,824 for the year ended December 31, 2021.

On May 28, 2021, the Company signed a two-year operating lease agreement with a third party to lease 273.59 square meters for office space in Tianjin City. The lease term is from August 1, 2021 to July 31, 2023. The rental payments related to this lease were $14,189 for the year ended December 31, 2021.

On June 20, 2021, the Company signed a three-year operating lease agreement with a third party to lease 169 square meters for a Jowell Best Choice Store in Suzhou City, Jiangsu Province. The lease term is from July 20, 2021 to July 19, 2024. The rental payments related to this lease were $10,772 for the year ended December 31, 2021.

In June, 2021, the Company signed a two-year operating lease agreement with a third party to lease 264.89 square meters for office space in Wuhan City, Hubei Province. The lease term is from June 20, 2021 to June 19, 2023. The rental payments related to this lease were $13,541 for the year ended December 31, 2021.

On November 20, 2021, the Company signed a two-year operating lease agreement with a third party to lease 230 square meters for office space in Guangzhou City, Guangdong Province. The lease term is from December 1, 2021 to November 30, 2023. The rental payments related to this lease were $3,654 for the year ended December 31, 2021.

On December 20, 2021, the Company signed a two-year operating lease agreement with a third party to lease 170.40 square meters for office space in Changchun City, Jilin Province. The lease term is from December 23, 2021 to December 22, 2023. The rental payments related to this lease were $445 for the year ended December 31, 2021.

Balance sheet information related to the operating lease is as follows:

	December 31, 2021	December 31, 2020
Operating lease assets:
Operating lease right of use asset – related party	$3,297,318	$3,674,255
Operating lease right of use asset – third party	1,987,061	-
Total operating lease assets	$5,284,379	$3,674,255

Operating lease obligations:
Operating lease liabilities – related party	3,451,864	3,688,196
Operating lease liabilities – third party	1,858,783	-
Total operating lease obligations	$5,310,647	$3,688,196

Current operating lease liabilities	1,317,006	721,003
Non-current operating lease liabilities	3,993,641	2,967,193
Total operating lease obligations	$5,310,647	$3,688,196

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

December 31, 2021
Weighted-average remaining lease term	4.84 years

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2021:

12 months ending December 31,
2022	$1,532,876
2023	1,571,352
2024	1,508,798
2025	210,280
2026	210,280
Thereafter	905,259
Total lease payments	5,938,845
Less: imputed interest	(628,198)
Total lease liabilities	$5,310,647